Goodwill and Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Amortizable:
Finite-lived intangible assets, gross	$ 7,278.7	$ 648.2
Accumulated amortization	436.7	279.7
Non-Amortizable:
Indefinite-lived intangible assets, gross	270.2	53.6
Trademarks
Non-Amortizable:
Indefinite-lived intangible assets, gross	35.0	35.0
In-process research and development
Non-Amortizable:
Indefinite-lived intangible assets, gross	235.2	18.6
Completed technology
Amortizable:
Finite-lived intangible assets, gross	7,040.1	449.2
Accumulated amortization	339.7	196.6
Licensing Agreements
Amortizable:
Finite-lived intangible assets, gross	185.1	191.1
Accumulated amortization	87.3	79.3
Customer relationships
Amortizable:
Finite-lived intangible assets, gross	33.8
Accumulated amortization	0.6
Trademarks
Amortizable:
Finite-lived intangible assets, gross	13.0	7.9
Accumulated amortization	4.1	3.8
Other
Amortizable:
Finite-lived intangible assets, gross	6.7
Accumulated amortization	$ 5.0